Retirement benefit obligations	6 Months Ended
Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Note 6: Retirement benefit obligations
The Group’s post-retirement defined benefit scheme obligations are comprised as follows:

	At 30 Jun 2025 £m	At 31 Dec 2024 £m

Defined benefit pension schemes:
Present value of funded obligations	(26,310)	(27,118)
Fair value of scheme assets	29,183	30,063
Net pension scheme asset	2,873	2,945
Other post-retirement schemes	(39)	(39)
Total amounts recognised in the balance sheet	2,834	2,906

Recognised on the balance sheet as:
Retirement benefit assets	2,953	3,028
Retirement benefit obligations	(119)	(122)
Total amounts recognised in the balance sheet	2,834	2,906
Movements in the Group’s net post-retirement defined benefit scheme asset during the period were as follows:

£m

Asset at 1 January 2025	2,906
Income statement credit	15
Employer contributions	81
Remeasurement	(168)
Asset at 30 June 2025	2,834
The principal assumptions used in the valuations of the defined benefit pension schemes were as follows:

	At 30 Jun 2025%	At 31 Dec 2024%

Discount rate	5.61	5.55
Rate of inflation:
Retail Price Index (RPI)	2.75	2.97
Consumer Price Index (CPI)	2.25	2.52
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.67	2.69
In July 2024, the Court of Appeal handed down a judgment (Virgin Media Limited v NTL Pension Trustees Limited)
which potentially has implications for the validity of amendments made by pension schemes that were contracted out on a salary-related basis between 6 April 1997 and the abolition of contracting-out in 2016. The Government in
June 2025, recognising that schemes and sponsoring employers need clarity around scheme liabilities, announced it will introduce legislation to give affected pension schemes the ability to retrospectively obtain written actuarial confirmation that historic benefit changes met the necessary standards. The Group is carrying out a review of scheme amendments to decide whether any subsequent actions are required. The Group will continue to monitor developments.